Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Life Settlement Contracts	The amounts reclassified are presented in the table below.

	Fiscal Years Ended December 31
(Dollars in thousands)	2017	2016

Proceeds from BOLI	$11,440	$2,740

Schedule of Net Benefit Costs
The amounts reclassified are presented in the table below.

	Fiscal Years Ended December 31
(Dollars in thousands)	2017	2016

Net periodic benefit cost/(credit) reclassified	$1,946	$(843)
The components of net periodic benefit cost for the plan years 2018, 2017 and 2016 are as follows:

(Dollars in thousands)	Total Pension Benefits			Other Benefits
	2018	2017	2016	2018	2017	2016
Components of net periodic benefit cost
Service cost	$41	$37	$39	$133	$107	$110
Interest cost	27,877	29,380	31,216	1,309	1,305	1,292
Expected return on plan assets	(32,897)	(36,015)	(39,123)	(1,074)	(947)	(913)
Amortization of unrecognized:
Prior service cost/(credit)	—	52	196	—	95	170
Actuarial (gain)/loss	12,102	9,521	8,141	(387)	(567)	(810)
Net periodic benefit cost	7,123	2,975	469	(19)	(7)	(151)
ASC 715 settlement expense	—	43	—	99	—	—
Total periodic benefit costs	$7,123	$3,018	$469	$80	$(7)	$(151)